Symmetry Panoramic Trust

Statement of Certification

Pursuant to Rule 497(j)

The Symmetry Panoramic Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectuses and Statements of Additional Information dated December 31, 2023 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-224164 and 811-23334), which was filed electronically on December 29, 2023 (Accession No. 0001398344-23-023594).

Very truly yours,

/s/ James Bernstein
James Bernstein

Vice President and Secretary
January 4, 2024